Financial Risk Management - Summary of Carrying Amounts of Group's Notes and Debentures by Currency and Derivatives Which Hedge (Parenthetical) (Detail) - USD ($) $ in Millions	Jun. 30, 2021	Jun. 30, 2020
Disclosure of detailed information about hedged items [line items]
Borrowings	$ 17,087	$ 23,605
Fixed interest rate not swapped to floating rate [member]
Disclosure of detailed information about hedged items [line items]
Borrowings	$ 3,018	$ 3,019